UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         November 13, 2006
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        92
Form 13F Information Table Value Total:        $235,758


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      928    12473 SH       SOLE                    12473
AT&T Inc.                      COM              00206R102      244     7500 SH       SOLE                     7500
Abbott Laboratories            COM              002824100     2341    48210 SH       SOLE                    48210
American Express Company       COM              025816109     4741    84547 SH       SOLE                    84547
American International Group,  COM              026874107     8353   126070 SH       SOLE                   126070
Amgen Inc.                     COM              031162100      710     9926 SH       SOLE                     9926
Anheuser-Busch Cos.            COM              035229103     8044   169315 SH       SOLE                   169315
Apache Corporation             COM              037411105     2190    34654 SH       SOLE                    34654
Asia Pacific Fund Inc.         COM              044901106      368    18500 SH       SOLE                    18500
Automatic Data Processing, Inc COM              053015103      325     6864 SH       SOLE                     6864
BHP Billiton Ltd. ADR          COM              088606108     2626    69325 SH       SOLE                    69325
BP plc ADR                     COM              055622104     4721    71989 SH       SOLE                    71989
Baker Hughes, Inc.             COM              057224107      443     6500 SH       SOLE                     6500
Bank of America Corp.          COM              060505104     4434    82762 SH       SOLE                    82762
Berkshire Hathaway, Inc. Cl. A COM              084670108    13029      136 SH       SOLE                      136
Berkshire Hathaway, Inc. Cl. B COM              084670207    17387     5478 SH       SOLE                     5478
Bristol-Myers Squibb Co.       COM              110122108      481    19300 SH       SOLE                    19300
Buckeye Partners, L.P.         COM              118230101     4094    93900 SH       SOLE                    93900
Cameron Intl Corp.             COM              13342B105      309     6400 SH       SOLE                     6400
Canadian Oil Sands Trust       COM              13642L100     6857   255525 SH       SOLE                   255525
Cedar Fair Limited Partnership COM              150185106     6010   228699 SH       SOLE                   228699
Chevron Corp.                  COM              166764100     1745    26898 SH       SOLE                    26898
Cisco Systems Inc.             COM              17275R102      264    11500 SH       SOLE                    11500
Citigroup Inc.                 COM              172967101     6797   136846 SH       SOLE                   136846
Coca-Cola Company              COM              191216100     2092    46826 SH       SOLE                    46826
Colgate Palmolive Co.          COM              194162103      336     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     3546    96110 SH       SOLE                    96110
ConocoPhillips                 COM              20825C104     5393    90594 SH       SOLE                    90594
Devon Energy Corporation       COM              25179M103     3091    48954 SH       SOLE                    48954
Disney (Walt) Co.              COM              254687106      218     7050 SH       SOLE                     7050
Donaldson Company Inc          COM              257651109      295     8000 SH       SOLE                     8000
Dover Corporation              COM              260003108     8397   176992 SH       SOLE                   176992
ER Urgent Care Holdings Inc.   COM              26884h108        2    15000 SH       SOLE                    15000
Eaton Vance Corp               COM              278265103      206     7130 SH       SOLE                     7130
Eli Lilly & Company            COM              532457108      602    10562 SH       SOLE                    10562
Equifax, Inc.                  COM              294429105      569    15492 SH       SOLE                    15492
Exxon Mobil Corporation        COM              30231G102     4695    69969 SH       SOLE                    69969
First Data Corp.               COM              319963104      963    22940 SH       SOLE                    22940
Gannett Co., Inc.              COM              364730101     3358    59085 SH       SOLE                    59085
General Electric Co.           COM              369604103     7059   199978 SH       SOLE                   199978
Genzyme Corp.                  COM              372917104      270     4000 SH       SOLE                     4000
Goldman Sachs Group, Inc.      COM              38141G104      254     1500 SH       SOLE                     1500
Healthcare Select Sector SPDR  COM              81369Y209      581    17500 SH       SOLE                    17500
Home Depot, Inc.               COM              437076102     2877    79313 SH       SOLE                    79313
IBM Corporation                COM              459200101     1206    14724 SH       SOLE                    14724
Illinois Tool Works Inc.       COM              452308109      273     6088 SH       SOLE                     6088
Inco Ltd.                      COM              453258402     1370    17957 SH       SOLE                    17957
Intel Corporation              COM              458140100      247    12000 SH       SOLE                    12000
Intuitive Surgical, Inc.       COM              46120E107      221     2100 SH       SOLE                     2100
Johnson & Johnson              COM              478160104     8476   130522 SH       SOLE                   130522
Kinder Morgan Energy Partners, COM              494550106      694    15825 SH       SOLE                    15825
Kinder Morgan, Inc.            COM              49455P101      666     6350 SH       SOLE                     6350
Laboratory Corp. of America Ho COM              50540r409     5372    81925 SH       SOLE                    81925
Leucadia National Corp.        COM              527288104     1319    50400 SH       SOLE                    50400
Loews Corp.                    COM              540424108      341     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      239     8500 SH       SOLE                     8500
M & T Bank Corp.               COM              55261F104     2153    17950 SH       SOLE                    17950
MSCI EAFE Index Fund           COM              464287465      864    12750 SH       SOLE                    12750
McCormick & Co., Inc. Non-Voti COM              579780206      304     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      391    10000 SH       SOLE                    10000
McGraw Hill Companies          COM              580645109      724    12480 SH       SOLE                    12480
Medtronic Inc.                 COM              585055106      915    19695 SH       SOLE                    19695
Microsoft Corporation          COM              594918104     5620   205480 SH       SOLE                   205480
Mohawk Industries Inc.         COM              608190104     4843    65050 SH       SOLE                    65050
Newmont Mining Corp.           COM              651639106     1897    44375 SH       SOLE                    44375
Pepsico, Inc.                  COM              713448108     2039    31250 SH       SOLE                    31250
Pfizer Inc.                    COM              717081103     2299    81052 SH       SOLE                    81052
Procter & Gamble Company       COM              742718109     6785   109463 SH       SOLE                   109463
Progressive Corporation        COM              743315103     1157    47132 SH       SOLE                    47132
Prologis SBI                   COM              743410102      301     5276 SH       SOLE                     5276
Quest Diagnostics Inc          COM              74834L100      208     3400 SH       SOLE                     3400
Rayonier, Inc.                 COM              754907103    10762   284700 SH       SOLE                   284700
Royal Dutch Shell PLC ADR      COM              780259206      806    12200 SH       SOLE                    12200
S&P Depository Receipts        COM              78462F103     2008    15035 SH       SOLE                    15035
Schlumberger Ltd.              COM              806857108     7744   124842 SH       SOLE                   124842
ServiceMaster Company          COM              81760N109      205    18300 SH       SOLE                    18300
Technology Select Sector SPDR  COM              81369Y803      209     9500 SH       SOLE                     9500
Telefonos de Mexico            COM              879403780      570    22264 SH       SOLE                    22264
The Hershey Company            COM              427866108      214     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      244     4126 SH       SOLE                     4126
Tribune Co.                    COM              896047107      245     7500 SH       SOLE                     7500
Tyco Int'l. Ltd.               COM              902124106      655    23400 SH       SOLE                    23400
United Technologies            COM              913017109      329     5200 SH       SOLE                     5200
Verizon Communications         COM              92343V104      519    13981 SH       SOLE                    13981
Vodafone Group PLC             COM              92857W209      470    20552 SH       SOLE                    20552
Wachovia Corp.                 COM              929903102      354     6350 SH       SOLE                     6350
Wal-Mart Stores, Inc.          COM              931142103     7013   142200 SH       SOLE                   142200
Washington Post ""B""          COM              939640108      304      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     7828   216366 SH       SOLE                   216366
Whole Foods Mkt. Inc.          COM              966837106      216     3640 SH       SOLE                     3640
Wyeth                          COM              983024100     1155    22719 SH       SOLE                    22719
Zimmer Holdings, Inc.          COM              98956P102      735    10884 SH       SOLE                    10884